Loans Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Loans receivable, net, consisted of the following as of the dates shown:

	December 31, 2013	December 31, 2012
Residential Real Estate Loans	$83,004,482	$90,677,625
Consumer Loans	52,205,901	56,595,093
Commercial Business	7,775,098	8,063,901
Commercial Real Estate	228,399,555	250,924,094
Total Loans Held For Investment	371,385,036	406,260,713
Loans Held For Sale	1,234,158	4,770,760
Total Loans Receivable, Gross	372,619,194	411,031,473
Less:
Allowance For Loan Losses	10,241,970	11,318,371
Loans In Process	3,465,072	2,002,595
Deferred Loan Fees	(4,513)	4,687
	13,702,529	13,325,653
Total Loans Receivable, Net	$358,916,665	$397,705,820

Schedule of Allowance for Loan Losses
Changes in the allowance for loan losses for the years ended December 31, 2013 and March 31, 2012 and the nine months ended December 31, 2012 are summarized as follows:

	Year Ended December 31,	Nine Months Ended December 31,	Year Ended March 31,
	2013	2012	2012
Balance At Beginning Of Period	$11,318,371	$14,615,198	$12,501,800
Provision For Loan Losses	2,645,381	1,975,000	8,650,000
Charge Offs	(5,209,830)	(7,422,393)	(6,643,834)
Recoveries	1,488,048	2,150,566	107,232
Total Allowance For Loan Losses	$10,241,970	$11,318,371	$14,615,198

Financing Receivable Credit Quality Indicators
The following tables list the loan grades used by the Company as credit quality indicators and the balance in each category at the dates presented, excluding loans held for sale.

	Credit Quality Measures
December 31, 2013	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$74,505,587	$890,902	$403,138	$7,204,855	$83,004,482
Consumer	50,370,640	843,799	143,649	847,813	52,205,901
Commercial Business	6,807,620	368,019	524,928	74,531	7,775,098
Commercial Real Estate	135,793,150	43,252,464	25,581,235	23,772,706	228,399,555
Total	$267,476,997	$45,355,184	$26,652,950	$31,899,905	$371,385,036

	Credit Quality Measures
December 31, 2012	Pass	Caution	Special Mention	Substandard	Total Loans
Residential Real Estate	$82,565,630	$222,046	$293,079	$7,596,870	$90,677,625
Consumer	54,899,665	152,368	184,731	1,358,329	56,595,093
Commercial Business	7,256,607	151,521	514,253	141,520	8,063,901
Commercial Real Estate	162,570,021	32,049,447	17,417,778	38,886,848	250,924,094
Total	$307,291,923	$32,575,382	$18,409,841	$47,983,567	$406,260,713

Past Due Financing Receivables
The following table presents an age analysis of past due balances by category at December 31, 2013.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,363,132	$4,607,613	$5,970,745	$77,033,737	$83,004,482
Consumer	1,494,429	234,878	399,062	2,128,369	50,077,532	52,205,901
Commercial Business	115,186	—	33,055	148,241	7,626,857	7,775,098
Commercial Real Estate	5,103,522	2,046,666	4,972,667	12,122,855	216,276,700	228,399,555
Total	$6,713,137	$3,644,676	$10,012,397	$20,370,210	$351,014,826	$371,385,036

The following table presents an age analysis of past due balances by category at December 31, 2012.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Current	Total Loans Receivable
Residential Real Estate	$—	$1,794,644	$3,757,801	$5,552,445	$85,125,180	$90,677,625
Consumer	1,862,611	211,756	646,136	2,720,503	53,874,590	56,595,093
Commercial Business	445,113	36,079	86,991	568,183	7,495,718	8,063,901
Commercial Real Estate	2,432,423	4,852,227	13,913,190	21,197,840	229,726,254	250,924,094
Total	$4,740,147	$6,894,706	$18,404,118	$30,038,971	$376,221,742	$406,260,713

Schedule of Financing Receivables, Non Accrual Status
The following table shows non-accrual loans by category at December 31, 2013 compared to 2012.

	At December 31, 2013		At December 31, 2012		$	%
	Amount	Percent (1)	Amount	Percent (1)	Increase (Decrease)	Increase (Decrease)
Non-accrual Loans:
Residential Real Estate	$4,607,613	1.3%	$3,757,801	0.9%	$849,812	22.6%
Commercial Business	33,055	—	86,991	—	(53,936)	(62.0)
Commercial Real Estate	4,972,667	1.4	13,913,190	3.4	(8,940,523)	(64.3)
Consumer	399,062	0.1	646,136	0.2	(247,074)	(38.2)
Total Non- accrual Loans	$10,012,397	2.7%	$18,404,118	4.5%	$(8,391,721)	(45.6)%

(1) PERCENT OF GROSS LOANS RECEIVABLE HELD FOR INVESTMENT, NET OF DEFERRED FEES AND LOANS IN PROCESS AND LOANS HELD FOR SALE.

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent
The following tables show the activity in the allowance for loan losses by category for the periods indicated.

	For the Year Ended December 31, 2013
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371
Provision	1,030,237	(5,306)	(187,377)	1,807,827	2,645,381
Charge-Offs	(1,118,168)	(207,230)	(31,831)	(3,852,601)	(5,209,830)
Recoveries	273,015	59,042	26,947	1,129,044	1,488,048
Ending Balance	$1,706,643	$847,777	$426,658	$7,260,892	$10,241,970

	For the Nine Months Ended December 31, 2012
	Residential Real Estate	Consumer	Commercial Business	Commercial Real Estate	Total
Beginning Balance	$1,928,625	$1,498,111	$644,855	$10,543,607	$14,615,198
Provision	183,236	(227,872)	175,141	1,844,495	1,975,000
Charge-Offs	(647,161)	(286,612)	(209,898)	(6,278,722)	(7,422,393)
Recoveries	56,859	17,644	8,821	2,067,242	2,150,566
Ending Balance	$1,521,559	$1,001,271	$618,919	$8,176,622	$11,318,371

Allowance for Credit Losses on Financing Receivables
The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in the allowance for loan losses.

	Allowance For Loan Losses
December 31, 2013	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$158,791	$1,547,852	$1,706,643
Consumer	103,109	744,668	847,777
Commercial Business	—	426,658	426,658
Commercial Real Estate	840,658	6,420,234	7,260,892
Total	$1,102,558	$9,139,412	$10,241,970

	Allowance For Loan Losses
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$—	$1,521,559	$1,521,559
Consumer	—	1,001,271	1,001,271
Commercial Business	—	618,919	618,919
Commercial Real Estate	440,000	7,736,622	8,176,622
Total	$440,000	$10,878,371	$11,318,371
The following tables present information related to impaired loans evaluated individually for impairment and collectively evaluated for impairment in loans receivable for the periods indicated.

	Loans Receivable
December 31, 2013	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$4,838,236	$78,166,246	$83,004,482
Consumer	275,491	51,930,410	52,205,901
Commercial Business	19,775	7,755,323	7,775,098
Commercial Real Estate	26,221,312	202,178,243	228,399,555
Total	$31,354,814	$340,030,222	$371,385,036

	Loans Receivable
December 31, 2012	Individually Evaluated For Impairment	Collectively Evaluated For Impairment	Total
Residential Real Estate	$4,500,902	$86,176,723	$90,677,625
Consumer	322,588	56,272,505	56,595,093
Commercial Business	7,853	8,056,048	8,063,901
Commercial Real Estate	35,115,195	215,808,899	250,924,094
Total	$39,946,538	$366,314,175	$406,260,713

Impaired Financing Receivables
The following tables are a summary of information related to impaired loans as of December 31, 2013 and 2012.

	December 31, 2013
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$3,936,316	$4,588,645	$—	$4,044,142	$31,704
Consumer Loans	106,197	106,198	—	104,539	953
Commercial Business	19,775	19,775	—	19,896	389
Commercial Real Estate	21,810,347	26,775,853	—	23,618,648	886,737
With An Allowance Recorded:
Residential Real Estate	901,920	901,920	158,791	909,473	—
Consumer Loans	169,294	169,294	103,109	170,499	5,173
Commercial Business	—	—	—	—	—
Commercial Real Estate	4,410,965	4,954,058	840,658	4,707,658	251,505
Total
Residential Real Estate	4,838,236	5,490,565	158,791	4,953,615	31,704
Consumer Loans	275,491	275,492	103,109	275,038	6,126
Commercial Business	19,775	19,775	—	19,896	389
Commercial Real Estate	26,221,312	31,729,911	840,658	28,326,306	1,138,242
Total	$31,354,814	$37,515,743	$1,102,558	$33,574,855	$1,176,461

(4)       Loans Receivable, Net, Continued

	December 31, 2012
Impaired Loans	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With No Related Allowance Recorded:
Residential Real Estate	$4,500,902	$4,611,873	$—	$4,531,543	$130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	31,808,577	35,373,833	—	32,963,079	1,036,344
With An Allowance Recorded:
Residential Real Estate	—	—	—	—	—
Consumer Loans	—	—	—	—	—
Commercial Business	—	—	—	—	—
Commercial Real Estate	3,306,618	4,766,031	440,000	3,705,660	—
Total
Residential Real Estate	4,500,902	4,611,873	—	4,531,543	130,896
Consumer Loans	322,588	386,588	—	342,916	28,419
Commercial Business	7,853	7,853	—	12,236	—
Commercial Real Estate	35,115,195	40,139,864	440,000	36,668,739	1,036,344
Total	$39,946,538	$45,146,178	$440,000	$41,555,434	$1,195,659

Troubled Debt Restructurings on Financing Receivables
The following table is a summary of TDRs restructured in the last 12 months that subsequently defaulted during the period:

	For the Year Ended December 31, 2013
Troubled Debt Restructurings That Subsequently Defaulted During the Period	Number of Contracts	Recorded Investment
Residential Real Estate	—	$—
Consumer Loans	—	—
Commercial Business	—	—
Commercial Real Estate	1	146,267
Total	1	$146,267

(4)       Loans Receivable, Net, Continued

	For the Nine Months Ended December 31, 2012		For the Year Ended March 31, 2012
Troubled Debt Restructurings That Subsequently Defaulted During the Period	Number of Contracts	Recorded Investment	Number of Contracts	Recorded Investment
Residential Real Estate	—	$—	—	$—
Consumer Loans	—	—	—	—
Commercial Business	—	—	—	—
Commercial Real Estate	4	880,745	—	—
Total	4	$880,745	—	$—
The following table is a summary of loans restructured as TDRs during the periods indicated:

	For the Year Ended December 31, 2013
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—
Consumer Loans	—	—	—
Commercial Business	1	32,850	32,850
Commercial Real Estate	4	1,409,693	1,409,693
Total	5	1,442,543	1,442,543

	For the Nine Months Ended December 31, 2012			For the Year Ended March 31, 2012
Troubled Debt Restructurings	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment	Number of Contracts	Pre- Modification Outstanding Recorded Investment	Post- Modification Outstanding Recorded Investment
Residential Real Estate	—	$—	$—	—	$—	$—
Consumer Loans	—	—	—	1	15,358	15,358
Commercial Business	—	—	—	—	—	—
Commercial Real Estate	1	257,452	257,452	14	11,988,576	11,988,576
Total	1	257,452	257,452	15	$12,003,934	$12,003,934